HSBC Opportunity Fund Class I
HSBC Opportunity Fund Class I
Investment Objective
The investment objective of the HSBC Opportunity Fund (the "Opportunity Fund" or "Fund") is long-term growth of capital.
Fees and Expenses of the Fund	[1]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HSBC Opportunity Fund Class I Class I Shares
Management Fee	0.80%
Distribution 12b-1 Fee	none
Shareholder Servicing Fee	none
Other Operating Expenses	0.23%
Total Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.03%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
HSBC Opportunity Fund Class I | Class I Shares | USD ($)	105	328	569	1,259

Portfolio Turnover

The HSBC Opportunity Portfolio ("Opportunity Portfolio" or "Portfolio") pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 25, 2017, between approximately $19 million and $18.55 billion), the Fund’s broad-based securities market index.

The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser (“Subadviser”), selects securities based upon fundamental analysis of the company’s cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors. The Subadviser uses a bottom-up, as opposed to a top-down, investment style to select investments that it believes offer superior prospects for growth and are either:

●	early in their cycle but which the Subadviser believes have the potential to become major enterprises, or
●	are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Subadviser believes these growth companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Fund will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

●	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:

●	Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies.

●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

●	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions or tariffs) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different corporate disclosure and governance standards.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year.

Performance Bar Chart and Table
Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	Q4 2010	19.20%
Worst Quarter:	Q4 2008	-25.77%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Average Annual Total Returns (for the periods ended December 31, 2016)	[2]
Average Annual Total Returns - HSBC Opportunity Fund Class I	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class I Shares	Sep. 03, 1996	2.93%	11.42%	8.74%	10.24%
Class I Shares | After Taxes on Distributions	Sep. 03, 1996	0.38%	8.97%	6.61%	8.16%
Class I Shares | After Taxes on Distributions and Sales	Sep. 03, 1996	3.77%	8.98%	6.92%	8.16%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes		9.73%	13.88%	8.24%	7.89%	[1]
Lipper Mid-Cap Growth Funds Average		5.90%	11.85%	6.80%	7.88%	[2]
[1]	Since September 3, 1996.
[2]	Since September 30, 1996.

[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio ("Opportunity Portfolio" or "Portfolio").
[2]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio also received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio's and the Fund's total return. As a result, the Fund's total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.